Long-Term Prepaid Expenses and Other Non-Current Assets (Schedule of composition) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Deposits Loans And Other Receivables Including Derivative Instruments
Deferred expenses, net	[1]		$ 7,786
Loan to associated company		$ 32,178	30,138
Contract costs		6,576	6,347
Other non-current assets		2,841	8,071
Long term prepaid expenses and other non current assets		$ 41,595	$ 52,342

[1]	Relates to deferred expenses, net for OPC’s connection fees to the gas transmission network and the electricity grid.